STOCK OPTIONS (Details 1) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding, Beginning Balance	2,550,000	2,460,000
Granted	1,300,000	600,000
Expired	(1,950,000)	(510,000)
Outstanding, Ending Balance	1,900,000	2,550,000	2,460,000
Exercisable, Ending Balance	1,000,000
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.22	$ 0.26
Granted	0.20	0.20
Expired	0.23	0.36
Outstanding, Ending Balance	0.20	$ 0.22	$ 0.26
Exercisable, Ending Balance	$ 0.20
Weighted-Average Remaining Contractual Term (years)
Outstanding, Ending Balance	4 years 2 months 12 days	1 year 9 months	1 year 10 months 10 days
Exercisable, Ending Balance	4 years 1 month 2 days